Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Dec. 31, 2017
Other commitments
Maturity less than 1 year	SFr 31,667	SFr 29,503
Maturity greater than 1 year	91,423	82,348
Total gross amount	123,090	111,851
Total net amount	117,460	106,629
Collateral received	54,456	45,537
Unused revocable credit limits	115,633	108,663
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,231	4,976
Maturity greater than 1 year	390	115
Total gross amount	5,621	5,091
Total net amount	5,301	5,000
Collateral received	3,499	3,218
Loan commitments
Other commitments
Maturity less than 1 year	25,834	24,296
Maturity greater than 1 year	90,804	82,105
Total gross amount	116,638	106,401
Total net amount	111,328	101,270
Collateral received	50,786	42,307
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	170	12
Maturity greater than 1 year	0	0
Total gross amount	170	12
Total net amount	170	12
Collateral received	170	12
Other commitments
Other commitments
Maturity less than 1 year	432	219
Maturity greater than 1 year	229	128
Total gross amount	661	347
Total net amount	661	347
Collateral received	1	0
Bank
Other commitments
Maturity less than 1 year	31,666	29,503
Maturity greater than 1 year	91,423	82,348
Total gross amount	123,089	111,851
Total net amount	117,459	106,629
Collateral received	54,456	45,537
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,231	4,976
Maturity greater than 1 year	390	115
Total gross amount	5,621	5,091
Total net amount	5,301	5,000
Collateral received	3,499	3,218
Bank | Loan commitments
Other commitments
Maturity less than 1 year	25,834	24,296
Maturity greater than 1 year	90,804	82,105
Total gross amount	116,638	106,401
Total net amount	111,328	101,270
Collateral received	50,786	42,307
Unused revocable credit limits	115,635	108,665
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	170	12
Maturity greater than 1 year	0	0
Total gross amount	170	12
Total net amount	170	12
Collateral received	170	12
Bank | Other commitments
Other commitments
Maturity less than 1 year	431	219
Maturity greater than 1 year	229	128
Total gross amount	660	347
Total net amount	660	347
Collateral received	SFr 1	SFr 0